Operating expenses - Disclosure of research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 57,574	€ 48,194
RESEARCH AND DEVELOPMENT EXPENSES
Disclosure of attribution of expenses by nature to their function [line items]
Sub-contracting, studies and research	19,795	29,153
Personnel costs	24,395	5,368
Consulting and professional fees	4,026	3,981
Intellectual property fees	431	239
Other research and development expenses	896	560
Operating expenses	€ 49,542	€ 39,301